Note 11 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Salaries, bonus and benefits	$ 2,451	$ 2,768
Engineering related expenses	572	386
Legal and audit fees	332	310
Shipping expenses	102	101
Withholding tax payable	96	108
Value-added tax payable	77	46
Promotional expenses	50	41
Payable for acquisition of equipment	3	96
Other accrued expenses	498	523
Total	$ 4,181	$ 4,379